Document and Entity Information	Feb. 03, 2026
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Feb. 03, 2026
Entity Registrant Name	Churchill Capital Corp X/Cayman
Entity Incorporation State Country Code	DE
Entity File Number	001-42646
Entity Tax Identification Number	86-1946291
Entity Address Address Line 1	640 Fifth Avenue
Entity Address Address Line 2	14th Floor
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10019
City Area Code	212
Local Phone Number	380-7500
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0002007825
Entity Emerging Growth Company	true
Capital Units [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one Class A ordinary share and one-quarter of one redeemable warrant
Trading Symbol	CCCXU
Security Exchange Name	NASDAQ
Common Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	CCCX
Security Exchange Name	NASDAQ
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Trading Symbol	CCCXW
Security Exchange Name	NASDAQ